Other payables and accruals (Tables)	12 Months Ended
Dec. 31, 2019
Other payables and accruals
Schedule of components of other payables and accruals

Components of other payables and accruals as of December 31, 2018 and 2019 are as follows:

	2018	2019
	RMB	RMB

Accrued payroll	262,590	246,714
Accrued expenses	78,610	95,977
Advances from customers	1,035,090	1,052,416
Other payables	657,832	633,442
Other tax payables	389,483	358,579
Interest payable	236,552	146,514

	2,660,157	2,533,642